Equity Investments With Readily Determinable Fair Value - Gain (Loss) on Equity Investments (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Investments [Line Items]
Unrealized gain (loss)	$ 16,050	$ (49,842)	$ 53,505
Total realized and unrealized gain (loss)	19,633	(49,842)	51,178
Supplemental information on realized gain (loss):
Cash proceeds from common stock sold	24,289		21,976
Townsquare
Schedule of Investments [Line Items]
Unrealized gain (loss)	7,644	(14,629)	26,563
Gain (loss) from shares sold	$ 975	$ 0	$ 0
Supplemental information on realized gain (loss):
Shares of common stock sold (in shares)	1,500	0	0
Cash proceeds from common stock sold	$ 14,550	$ 0	$ 0
Draftkings
Schedule of Investments [Line Items]
Unrealized gain (loss)	8,406	(35,213)	26,942
Gain (loss) from shares sold	$ 2,608	$ 0	$ (2,327)
Supplemental information on realized gain (loss):
Shares of common stock sold (in shares)	444	0	420
Cash proceeds from common stock sold	$ 9,864	$ 0	$ 22,079